UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23159

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Greenberg Traurig, LLP

3333 Piedmont Road, NE, Suite 2500

Atlanta, GA 30305

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 - June 30, 2018

Item 1 – Proxy Voting Record.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Toshiba Corporation	TYO	6897217	6/25/2018	Proxy Vote to elect board of directors	Issuer	Vote For All	Yes	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Griffin Institutional Access Credit Fund

By:	/s/ Kevin Shields
Kevin Shields
President

Date:	August 15, 2018